Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment was as follows:

	Buildings and land	Machinery and equipment	Machinery under development	Total
Acquisition Cost
Balance as of January 1, 2024	$8,916	$180,945	$251,638	$441,499
Additions[1] - (Restated)	2,732	11,058	101,211	115,001
Divestments and disposals	—	(70)	—	(70)
Reclassifications - (Restated)	1,962	111,104	(113,066)	—
Effect of foreign currency exchange differences - (Restated)	(269)	(6,005)	(6,119)	(12,393)
Balance as of June 30, 2024 - (Restated)	$13,341	$297,032	$233,664	$544,037
Depreciation and impairment
Balance as of January 1, 2024	(2,709)	(61,174)	(579)	(64,462)
Depreciation expense - (Restated)	(1,287)	(2,203)	—	(3,490)
Depreciation capitalized into inventory - (Restated)	—	(2,000)	—	(2,000)
Divestments and disposals	—	34	—	34
Effect of foreign currency exchange differences - (Restated)	159	1,058	—	1,217
Balance as of June 30, 2024 - (Restated)	$(3,837)	$(64,285)	$(579)	$(68,701)

Carrying amount at June 30, 2024 - (Restated)	$9,504	$232,747	$233,085	$475,336
1 - Of $115,001 in additions for the six months ended June 30, 2024, $64,464 has been settled in cash. These $64,464 are included in the $83,884 in the cash-flow from investing activities related to additions to property, plant and equipment, and the remaining $19,420 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2024.